SCHEDULE OF FAIR VALUE OF CONSIDERATION TRANSFERRED ASSETS ACQUIRED LIABILITIES ASSUMED (Details) (Parenthetical) - SLG Innovation Inc. [Member] - shares			9 Months Ended
	Apr. 29, 2023	Apr. 29, 2023	Sep. 30, 2025
Business Combination [Line Items]
Number of preferred stock converted	996,355	33,212	33,609
Equity interest percentage			49.00%